Reinsurance - Schedule of Reinsurance Recoverables by A.M. Best Rating (Details) - USD ($) $ in Millions	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019
Ceded Credit Risk [Line Items]
Total, before allowance	$ 3,229.1
Less Allowance:	(1.6)	$ (3,260.1)	$ 0.0
Total Reinsurance recoverable	3,227.5
Not rated
Ceded Credit Risk [Line Items]
Less Allowance:	(1.6)
Ceded future policyholder benefits and expense
Ceded Credit Risk [Line Items]
Total, before allowance	2,199.8
Total Reinsurance recoverable	2,199.8
Ceded future policyholder benefits and expense | A Plus Plus or A Plus
Ceded Credit Risk [Line Items]
Total, before allowance	1,659.5
Ceded future policyholder benefits and expense | A or A Minus
Ceded Credit Risk [Line Items]
Total, before allowance	59.4
Ceded future policyholder benefits and expense | B Plus Plus or B Plus
Ceded Credit Risk [Line Items]
Total, before allowance	480.5
Ceded future policyholder benefits and expense | Not rated
Ceded Credit Risk [Line Items]
Total, before allowance	0.4
Less Allowance:	0.0
Ceded unearned premiums
Ceded Credit Risk [Line Items]
Total, before allowance	14.4
Total Reinsurance recoverable	14.4
Ceded unearned premiums | A Plus Plus or A Plus
Ceded Credit Risk [Line Items]
Total, before allowance	13.9
Ceded unearned premiums | A or A Minus
Ceded Credit Risk [Line Items]
Total, before allowance	0.5
Ceded unearned premiums | B Plus Plus or B Plus
Ceded Credit Risk [Line Items]
Total, before allowance	0.0
Ceded unearned premiums | Not rated
Ceded Credit Risk [Line Items]
Total, before allowance	0.0
Less Allowance:	0.0
Ceded claims and benefits payable
Ceded Credit Risk [Line Items]
Total, before allowance	1,012.5
Total Reinsurance recoverable	1,012.5
Ceded claims and benefits payable | A Plus Plus or A Plus
Ceded Credit Risk [Line Items]
Total, before allowance	992.9
Ceded claims and benefits payable | A or A Minus
Ceded Credit Risk [Line Items]
Total, before allowance	2.7
Ceded claims and benefits payable | B Plus Plus or B Plus
Ceded Credit Risk [Line Items]
Total, before allowance	16.9
Ceded claims and benefits payable | Not rated
Ceded Credit Risk [Line Items]
Total, before allowance	0.0
Less Allowance:	0.0
Ceded paid losses
Ceded Credit Risk [Line Items]
Total, before allowance	2.4
Total Reinsurance recoverable	0.8
Ceded paid losses | A Plus Plus or A Plus
Ceded Credit Risk [Line Items]
Total, before allowance	2.1
Ceded paid losses | A or A Minus
Ceded Credit Risk [Line Items]
Total, before allowance	0.0
Ceded paid losses | B Plus Plus or B Plus
Ceded Credit Risk [Line Items]
Total, before allowance	0.3
Ceded paid losses | Not rated
Ceded Credit Risk [Line Items]
Total, before allowance	0.0
Less Allowance:	$ (1.6)